Revenue from Contracts with Customers - Source of Non-Interest Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Service Charges on Deposits
Net gain on equity securities	[1]	$ 0	$ 1,383	$ 0
Other	[1]	1,449	1,160	1,022
Total non-interest income		18,945	19,834	18,315
Overdraft Fees [Member]
Service Charges on Deposits
Non-interest income		2,794	2,733	2,939
Other [Member]
Service Charges on Deposits
Non-interest income		2,327	2,172	2,110
Interchange Income [Member]
Service Charges on Deposits
Non-interest income		4,520	5,139	5,819
Wealth Management Fees [Member]
Service Charges on Deposits
Non-interest income		$ 7,855	$ 7,247	$ 6,425

[1]	Not within the scope of ASC 606.